Intangible Assets and Goodwill - Expected Future Amortization Expense (Detail) - USD ($) $ in Thousands	Jul. 31, 2020	Jan. 31, 2020	Jan. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021 (remaining)	$ 1,606
2021	3,212	$ 3,182
2022	3,212	3,172
2023	2,511	3,172
2024	1,670	2,478
2025		1,670
Thereafter	12,425
Thereafter		12,419
Net Carrying Amount	$ 24,636	$ 26,093	$ 0